EMPLOYEE BENEFITS (Details Narrative) ₪ in Thousands, $ in Thousands			12 Months Ended
	Jul. 01, 2021 USD ($)	Jul. 01, 2021 ILS (₪)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 01, 2021 ILS (₪)
Retirement Benefits [Abstract]
Employee benefit plan, percentage			8.33%
Chief officer options	$ 6,250	₪ 20,000	$ 1,940,385
Chief officer options shares | shares			9,093,597
Option expenses recognized			$ 485,096
Success bonus			1.50%
Bonus				$ 10,000
Revenues percentages				1.00%
Accumulated revenues				$ 20,000
Accumulated Revenue cost	500		$ 1,000
Additional revenues	3,125				₪ 10,000
Fees for management	$ 22,500				₪ 72,000
Management fees percentage	50.00%	50.00%